Debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Debt

4. Debt

The following is a summary of debt, net of discounts (dollar amounts in thousands):

	As of March 31, 2013		As of December 31, 2012
	Balance	Interest Rate	Balance	Interest Rate
Revolving credit facility	$—	Variable	$125,000	Variable
2006 Senior Unsecured Notes	125,000	Various	125,000	Various
2011 Senior Unsecured Notes	450,000	6.875%	450,000	6.875%
2012 Senior Unsecured Notes	200,000	6.375%	200,000	6.375%
Exchangeable senior notes:
Principal amount (A)	11,000	9.250%	11,000	9.250%
Unamortized discount	—		(37)

	11,000		10,963
Term loans	114,133	Various	114,197	Various

	$900,133		$1,025,160

(A) The Exchangeable senior notes were paid in full on April 1, 2013.

As of March 31, 2013, principal payments due for our debt are as follows (in thousands):

2013	$11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780

Total	$900,133

To help fund the 2012 acquisitions disclosed in Note 3, on February 17, 2012, we completed a $200 million offering of senior unsecured notes (“2012 Senior Unsecured Notes”), resulting in net proceeds, after underwriting discount, of $196.5 million. In addition, on March 9, 2012, we closed on a $100 million senior unsecured term loan facility (“2012 Term Loan”) and exercised the $70 million accordion feature on our revolving credit facility, increasing its capacity from $330 million to $400 million.

During the second quarter 2010, we entered into an interest rate swap to manage our exposure to variable interest rates by fixing $65 million of our $125 million Senior Notes, which started July 31, 2011 (date on which the interest rate turned variable) through maturity date (or July 2016), at a rate of 5.507%. We also entered into an interest rate swap to fix $60 million of 2006 Senior Unsecured Notes which started October 31, 2011 (date on which the related interest rate turned variable) through the maturity date (or October 2016) at a rate of 5.675%. The fair value of the interest rate swaps was $11.7 million and $12.5 million as of March 31, 2013 and December 31, 2012, respectively, which is reflected in accounts payable and accrued expenses on the consolidated balance sheets.

We designated our interest rate swaps as cash flow hedges. Accordingly, the effective portion of changes in the fair value of our swaps is recorded as a component of accumulated other comprehensive income/loss on the balance sheet and reclassified into earnings in the same period, or periods, during which the hedged transactions effect earnings, while any ineffective portion is recorded through earnings immediately. We did not have any hedge ineffectiveness in the periods; therefore, there was no income statement effect recorded during the three month periods ended March 31, 2013 or 2012. We do not expect any of the current losses included in accumulated other comprehensive loss to be reclassified into earnings in the next 12 months. At March 31, 2013 and December 31, 2012, we had $6.2 million and $6.6 million, respectively, posted as collateral, which is currently reflected in other assets on our consolidated balance sheets.

Covenants

Our debt facilities impose certain restrictions on us, including restrictions on our ability to: incur debts; create or incur liens; provide guarantees in respect of obligations of any other entity; make redemptions and repurchases of our capital stock; prepay, redeem or repurchase debt; engage in mergers or consolidations; enter into affiliated transactions; dispose of real estate or other assets; and change our business. In addition, the credit agreements governing our revolving credit facility and 2012 Term Loan limit the amount of dividends we can pay as a percentage of normalized adjusted funds from operations, as defined in the agreements, on a rolling four quarter basis. Through the quarter ending March 31, 2013, the dividend restriction was 100% of normalized adjusted FFO, but will drop to 95% at June 30, 2013 and thereafter. The indentures governing our 2011 and 2012 Senior Unsecured Notes also limit the amount of dividends we can pay based on the sum of 95% of funds from operations, proceeds of equity issuances and certain other net cash proceeds. Finally, our 2011 and 2012 Senior Unsecured Notes require us to maintain total unencumbered assets (as defined in the related indenture) of not less than 150% of our unsecured indebtedness.

In addition to these restrictions, the revolving credit facility and 2012 Term Loan contain customary financial and operating covenants, including covenants relating to our total leverage ratio, fixed charge coverage ratio, mortgage secured leverage ratio, recourse mortgage secured leverage ratio, consolidated adjusted net worth, facility leverage ratio, and unsecured interest coverage ratio. This facility also contains customary events of default, including among others, nonpayment of principal or interest, material inaccuracy of representations and failure to comply with our covenants. If an event of default occurs and is continuing under the facility, the entire outstanding balance may become immediately due and payable. At March 31, 2013, we were in compliance with all such financial and operating covenants.